9. Direct taxes, charges and contributions recoverable (Tables)	12 Months Ended
Dec. 31, 2019
Direct Taxes, Charges And Contributions Recoverable [Abstract]
Schedule of direct taxes, charges and contributions recoverable

	2019	2018

Direct taxes, charges and contributions recoverable	3,762,800	905,521

Income tax (IR) and social contribution (CS) (i)	428,443	414,408
PIS / COFINS (ii)	3,244,549	384,093
Others	89,808	107,020

Current portion	(1,395,193)	(347,505)
Non-current portion	2,367,607	558,016